Reportable Segments And Geographical Information	12 Months Ended
Dec. 31, 2011
Reportable Segments And Geographical Information [Abstract]
Reportable Segments And Geographical Information
NOTE 15:-	REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION

a.	Reportable segments:

The Company operates in three operation-based segments: Customer Interactions Solutions, Security Solutions and Financial Crime and Compliance Solutions and these three segments comprise its reporting units.

Each of the operational segments is overseen by their respective segment managers. The segment managers report directly to the Chief Operating Decision Maker ("CODM") with respect to their operating results.The Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available.

The following tables present the financial information of the Company's reportable segments.

	Year ended December 31, 2011
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Not allocated	Total

Revenues	$477,572	$191,852	$124,407	$-	$793,831

Operating income (loss)	$141,771	$33,926	$(6,662)	$(110,007)	$59,028

	Year ended December 31, 2010
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Not allocated	Total

Revenues	$403,940	$165,998	$119,513	$-	$689,451

Operating income (loss)	$126,537	$15,515	$71	$(93,071)	$49,052

	Year ended December 31, 2009
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Not allocated	Total

Revenues	$363,576	$147,863	$71,676	$-	$583,115

Operating income (loss)	$117,648	$29,996	$(15,733)	$(93,712)	$38,199

The following presents long-lived assets of December 31, 2011 and 2010, based on operational segments:

	December 31,
	2011	2010

Customer Interactions Solutions	14,535	10,464
Security Solutions	4,533	4,109
Financial Crime and Compliance Solutions	7,319	5,997
Non-allocated	1,912	1,444

	28,299	22,014

b.	Geographical information:

Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year ended December 31,
	2011	2010	2009

Americas	$499,162	$429,889	$365,817
EMEA *)	196,640	182,805	150,373
APAC **)	98,029	76,757	66,925

	$793,831	$689,451	$583,115

*)	Includes Europe, the Middle East (including Israel) and Africa.
**)	Includes Asia Pacific.

The following presents long-lived assets of December 31, 2011 and 2010, based on geographical segments:

	December 31,
	2011	2010

Americas	$7,735	$5,955
EMEA	19,019	15,227
APAC	1,545	832

	$28,299	$22,014